HELD-FOR-SALE	12 Months Ended
Dec. 31, 2016
HELD FOR SALE [Abstract]
HELD-FOR-SALE (Restated)

6.	DISPOSALS TO GOLAR PARTNERS
In January 2015, we sold our interests in the company that owns and operates the Golar Eskimo to Golar Partners.

(in thousands of $)	Golar Eskimo
Cash consideration received (1)	226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
The gain from the sale of the Golar Eskimo in January 2015 was $102.4 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2015.
(1) The cash consideration for the Golar Eskimo comprised of $390.0 million for the vessel and charter less the assumed bank debt of $162.8 million less purchase price adjustments of $1.2 million.
In March 2014, we sold our interests in the company that owns and operates the Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (2)	156,001
Carrying value of the net assets sold to Golar Partners	(112,714)
Gain on disposal	43,287
The gain from the sale of the Golar Igloo in March 2014 was $43.3 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2014.
(2) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus purchase price adjustments of $7.3 million.

19.	HELD-FOR-SALE

a) Assets and liabilities held-for-sale

In February 2016, we entered into an agreement to sell our interests in the companies that own and operate the FSRU, the Golar Tundra, to Golar Partners. The assets and liabilities held within our consolidated balance sheet that are related to the disposal group have been reclassified as held-for-sale and depreciation has ceased for this vessel. The sale of the Golar Tundra was completed in May 2016. Until the Golar Tundra commences operations and the arrangements between Golar Partners expires (including Golar Partners' right to require that we repurchase the shares of Tundra Corp, the disponent owner and operator of the Golar Tundra), we will continue to consolidate Tundra Corp. Accordingly, during this time, the earnings and net assets of Tundra Corp will continue to be reflected within our financial statements.

As of December 31, 2016, we reassessed the held-for-sale classification for the Golar Tundra. We concluded that, based on the positive status of the negotiations with WAGL and their progress on the Ghana project, the held-for-sale classification remained appropriate.

Assets and liabilities included in our consolidated balance sheet presented as held-for-sale are shown below:

(in thousands of $)	2016	2015

ASSETS
Current assets
Restricted cash	168	3,618
Other receivables, prepaid expenses and accrued income	180	217
Inventories	—	572
Total current assets	348	4,407

Non-current assets
Vessels and equipment, net	270,959	262,627
Total non-current assets	270,959	262,627
Total assets (2)	271,307	267,034

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt (1)	—	(199,300)
Trade accounts payable	(768)	(844)
Accrued expenses	(3,383)	(1,019)
Amounts due to related parties	—	(50)
Total current liabilities	(4,151)	(201,213)

Non-current liabilities
Long-term debt (1)	(205,145)	—
Total non-current liabilities	(205,145)	—
Total liabilities (2)	(209,296)	(201,213)

(1) As of December 31, 2016, long-term debt contains $205.1 million (December 31, 2015: $199.3 million classified as short-term debt) that relates to long-term debt financing arrangements entered into by the CMBL lessor VIE in respect of the Golar Tundra. The debt facilities are denominated in USD, bear interest at LIBOR plus a margin and are repayable with a final balloon payment of $205.1 million. Although we have no control over the funding arrangements of the CMBL lessor VIE, as we consider ourselves the primary beneficiary of the VIE, we are required to consolidate this loan facility into our financial results. Refer to note 4 for additional detail.
(2) We have classified all assets and liabilities as current on the consolidated balance sheets.

We have not presented any of our held-for-sale assets or disposal groups as discontinued operations in our statements of operations as we consider ourselves a project development company, such that our strategy encompasses the disposal of vessels and related interests for the purpose of financing our projects, thus they do not represent a strategic shift and do not have a major effect on our operations and financial results.

b) Vessels held-for-sale

In February 2015, we closed the sale of the Golar Viking to Equinox at a sale price of $135.0 million, resulting in a loss on disposal of $5.8 million. This vessel had previously been classified as held-for-sale in our consolidated balance sheet as at December 31, 2014.

In April 2015, we purchased the vessel LNG Abuja for a consideration of $20.0 million. In June 2015, we agreed the sale of the vessel to a third party for $19.0 million and the transaction was completed in July 2015. Accordingly, as of June 30, 2015, the vessel was classified as held-for-sale resulting in an impairment loss of $1.0 million recognized in 2015.